VESSELS AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Vessels and equipment

(in thousands of $)	2018	2017
Cost	1,955,880	2,256,747
Accumulated depreciation	396,168	494,151
Vessels and equipment, net	1,559,712	1,762,596